Financial assets and liabilities at fair value (Tables)	12 Months Ended
Dec. 31, 2020
Sub-classifications of financial information
Financial assets and liabilities at fair value

	December 31, 2020
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	3,362	3,362	—
Treasuries/governments bonds	22,266	22,266	—
Other interest-bearing securities except loans	33,551	33,551	—
Loans in the form of interest-bearing securities	50,780	52,091	1,311
Loans to credit institutions	31,315	31,424	109
Loans to the public	171,562	180,453	8,891
Derivatives	7,563	7,563	—
Total financial assets	320,399	330,710	10,311

Borrowing from credit institutions	3,486	3,486	—
Borrowing from the public	10,000	10,000	—
Debt securities issued	273,976	274,552	576
Derivatives	25,395	25,395	—
Total financial liabilities	312,857	313,433	576

	December 31, 2019
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	1,362	1,362	—
Treasuries/governments bonds	8,344	8,344	—
Other interest-bearing securities except loans	53,906	53,906	—
Loans in the form of interest-bearing securities	43,627	45,054	1,427
Loans to credit institutions	27,010	27,133	123
Loans to the public	163,848	169,612	5,764
Derivatives	6,968	6,968	—
Total financial assets	305,065	312,379	7,314

Borrowing from credit institutions	3,678	3,678	—
Debt securities issued	269,339	271,549	2,210
Derivatives	20,056	20,056	—
Total financial liabilities	293,073	295,283	2,210

Schedule of fair value measurement of assets

	December 31, 2020
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	3,362	—	—	3,362	3,362
Loans in the form of interest-bearing securities	306	51,785	—	52,091	50,780
Loans to credit institutions	—	31,424	—	31,424	31,315
Loans to the public	—	180,453	—	180,453	171,562
Total financial assets in fair value hierarchy	3,668	263,662	—	267,330	257,019

	December 31, 2019
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	1,362	—	—	1,362	1,362
Loans in the form of interest-bearing securities	321	44,733	—	45,054	43,627
Loans to credit institutions	—	27,133	—	27,133	27,010
Loans to the public	—	169,584	—	169,584	163,848
Total financial assets in fair value hierarchy	1,683	241,450	—	243,133	235,847

	December 31, 2020
	Financial assets at fair value through
	profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	14,169	8,097	—	22,266
Other interest-bearing securities except loans	19,413	14,138	—	33,551
Derivatives	—	5,985	1,578	7,563
Total financial assets in fair value hierarchy	33,582	28,220	1,578	63,380

	December 31, 2019
	Financial assets at fair value through
	profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	7,041	1,303	—	8,344
Other interest-bearing securities except loans	27,409	26,497	—	53,906
Derivatives	—	4,483	2,485	6,968
Total financial assets in fair value hierarchy	34,450	32,283	2,485	69,218

Schedule of fair value measurement of liabilities

	December 31, 2020
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	3,486	—	3,486	3,486
Borrowing from the public	—	10,000	—	10,000	10,000
Debt securities issued	—	227,164	—	227,164	226,588
Total financial liabilities in fair value hierarchy	—	240,650	—	240,650	240,074

	December 31, 2019
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	3,669	—	3,669	3,678
Borrowing from the public	—	—	—	—	—
Debt securities issued	—	213,654	—	213,654	212,634
Total financial liabilities in fair value hierarchy	—	217,323	—	217,323	216,312

	December 31, 2020
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	6,190	41,198	47,388
Derivatives	—	23,554	1,841	25,395
Total financial liabilities in fair value hierarchy	—	29,744	43,039	72,783

	December 31, 2019
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	12,953	43,752	56,705
Derivatives	—	17,593	2,463	20,056
Total financial liabilities in fair value hierarchy	—	30,546	46,215	76,761

Schedule of financial assets and liabilities at fair value

Financial assets and liabilities at fair value in Level 3

	December 31, 2020
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Cur.
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2020	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2020
Debt securities issued	-43,752	-10,584	16,285	-10,649	6,534	-1,345	44	2,269	-41,198
Derivatives, net	22	7	-400	—	-1,259	-1,597	—	2,964	-263
Net assets and liabilities	-43,730	-10,577	15,885	-10,649	5,275	-2,942	44	5,233	-41,461

Financial assets and liabilities at fair value in Level 3

	December 31, 2019
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Cur.
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2019	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2019
Debt securities issued	-47,898	-10,702	21,314	—	1,040	-3,408	-43	-4,055	-43,752
Derivatives, net	-4,587	-5	-299	1	-31	3,181	—	1,762	22
Net assets and liabilities	-52,485	-10,707	21,015	1	1,009	-227	-43	-2,293	-43,730
1

Gains and losses through profit or loss, including the impact of exchange-rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of December 31, 2020, amounted to a Skr 36 million gain (year-end 2019: Skr 69 million loss) and are reported as net results of financial transaction.

Schedule of fair value related to credit risk
	Fair value originating from credit risk		The period's change in fair value origination
	(- liabilities increase/ + liabilities decrease)		from credit risk (+income/ - loss)
Skr mn	December 31, 2020	December 31, 2019	2020	2019
CVA/DVA, net[1]	-17	-12	-5	17
OCA[2]	-108	-126	18	24
1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.

Level 3
Sub-classifications of financial information
Schedule of sensitivity analysis - level 3

	December 31, 2020
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair Value[1]	input	unobservable input[2]	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-144	Correlation	0.12-(0.12)	Option Model	-6	6
Interest rate	4	Correlation	0.12-(0.12)	Option Model	0	0
FX	9	Correlation	0.12-(0.12)	Option Model	-53	53
Other	-132	Correlation	0.12-(0.12)	Option Model	0	0
Sum derivatives,net	-263				-59	59
Equity	-14,836	Correlation	0.12-(0.12)	Option Model	6	-6
		Credit spreads	10BP - (10BP)	Discounted cash flow	8	-8
Interest rate	-13,181	Correlation	0.12-(0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	65	-65
FX	-13,070	Correlation	0.12-(0.12)	Option Model	53	-53
		Credit spreads	10BP - (10BP)	Discounted cash flow	63	-63
Other	-111	Correlation	0.12-(0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-41,198				196	-196
Total effect on total comprehensive income[3]					137	-137

Sensitivity analysis - level 3

	December 31, 2019
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair Value[1]	input	unobservable input[2]	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-345	Correlation	0.73-0.02	Option Model	1	-1
Interest rate	1,249	Correlation	0.16-(0.08)	Option Model	-64	63
FX	-711	Correlation	0.80-0.10	Option Model	19	-16
Other	-171	Correlation	0.53-(0.03)	Option Model	0	0
Sum derivatives,net	22				-44	46
Equity	-524	Correlation	0.73-0.02	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	14	-14
Interest rate	-43,083	Correlation	0.16-(0.08)	Option Model	65	-64
		Credit spreads	10BP - (10BP)	Discounted cash flow	70	-68
FX	-39	Correlation	0.80-0.10	Option Model	-20	17
		Credit spreads	10BP - (10BP)	Discounted cash flow	88	-87
Other	-106	Correlation	0.53-(0.03)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3
Sum debt securities issued	-43,752				219	-218
Total effect on total comprehensive income[3]					175	-172
1	As per June 30, 2020, SEK has improved its methods to categorize derivatives and issued debt securities.
2

The sensitivity analysis shows the effect that a shift in correlations or SEK’s own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and +/- 10 basis points, respectively.

3

When determining the total maximum/minimum effect on total comprehensive income the most adverse/favorable shift is chosen, considering the net exposure arising from the issued securities and the derivatives, for each correlation. The resulting effect related to correlation  sensitivity is Skr +/- 0 million . The impact from SEK’s own credit spread amounts to Skr 137 million (year-end 2019: Skr 174 million) under a maximum scenario and Skr -137 million (year-end 2019: Skr -173 million) under a minimum scenario.